                                                      Deutsche Asset Management


Asset Management Fund--Premier Class

Supplement dated April 30, 2001 (Replacing Supplement dated January 4, 2001) to Prospectus dated June 30, 2000

The prospectus is supplemented to reflect a change in the Fund's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the prospectus to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Fund or the fees payable under the investment advisory agreement.

Effective January 2, 2001, the following replaces the `Annual Fees and Expenses' table, `Expense Example' and footnotes in the `Annual Fund Operating Expenses' section:


ANNUAL FEES AND EXPENSES
--------------------------------------------------------------------------------------------------------
                                                                            Percentage of Average
                                                                             Daily Net Assets/1/
--------------------------------------------------------------------------------------------------------
Management Fees                                                                      0.65%
--------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                None
--------------------------------------------------------------------------------------------------------
Other Expenses                                                                       0.28%
--------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                                        0.93%
--------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                                     (0.33%)
--------------------------------------------------------------------------------------------------------
Net Expenses                                                                         0.60%/2/
--------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE/3/
--------------------------------------------------------------------------------------------------------
         1 year                     3 years                     5 years                    10 years
--------------------------------------------------------------------------------------------------------
          $61                         $263                        $482                      $1,113
--------------------------------------------------------------------------------------------------------

--------------------------

/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the master portfolio in which the Fund invests its assets, the Asset Management Portfolio. (A further discussion of the relationship between the Fund and the master portfolio appears in the `Organizational Structure' section of this prospectus.)

/2/ The investment adviser and administrator have contractually agreed, for a 16-month period from the Fund's fiscal year end of March 31, 2000, to waive their fees and/or reimburse expenses so that total expenses will not exceed 0.60%. The investment adviser and administrator have also voluntarily agreed to waive their fees and/or reimburse expenses so that total expenses will not exceed 0.55%. We may terminate or adjust these voluntary waivers and reimbursements at any time at our sole discretion without notice to shareholders.

/3/ For the first year, the expense example takes into account contractual fee waivers and reimbursements.


                                                        A Member of the
                                                        Deutsche Bank Group [/]

The following replaces the `Management of the Fund - Investment Adviser' section:

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Fund's investment adviser. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment adviser, DeAM, Inc. receives a fee of 0.65% of the Fund's average daily net assets. This is the same fee that Bankers Trust, the previous investment adviser to the Fund, received for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of December 31, 2000 had total assets of approximately $16 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income, its policy is to distribute to shareholders all or substantially all of that income quarterly. If the Fund recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

The following replaces the second chart in the `Tax Considerations' section:


TRANSACTION                                               TAX STATUS
Your sale of shares                                       Generally, long-term
owned more than one year                                  capital gains or losses

Your sale of shares                                       Generally, short-term capital gains or losses; losses
owned for one year or less                                subject to special rules

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds or any other payments to you.

The following replaces the second chart in the `Tax Considerations' section:


TRANSACTION                                               TAX STATUS
Your sale of shares                                       Generally, long-term
owned more than one year                                  capital gains or losses

Your sale of shares                                       Generally, short-term capital gains or losses; losses
owned for one year or less                                subject to special rules

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds or any other payments to you.


              Please Retain This Supplement for Future Reference


BT Pyramid Mutual Funds
SUPP1682 (4/01)
CUSIP: 055847404

                                                     Deutsche Asset Management


PreservationPlus Fund
(Investment Class, Institutional Class and Institutional Service Class)

Supplement dated April 30, 2001 (Replacing Supplement dated April 3, 2001) to Prospectuses dated January 29, 2001

Each prospectus is supplemented to reflect a change in the Fund's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the prospectuses to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Fund or the fees payable under the investment advisory agreement.

Effective April 3, 2001, the following replaces the second paragraph under the `Annual Fund Operating Expenses' section:

Under normal circumstances, redemptions of Shares that are directed by plan participants are not subject to a redemption fee. Redemptions of Shares that are not directed by plan participants and that are made on less than twelve months' prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund. If the aggregate fair value of the wrapper agreements is less than zero at the time of redemption, the Fund will waive the 2% redemption fee. See the `Calculating the Fund's Share Price' section for more information.

Effective April 3, 2001, the following replaces the eighth bullet under the `Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

 . Sales orders not directed by plan participants and received on less than twelve months' prior written notice are subject to a 2% redemption fee. If the aggregate fair value of the wrapper agreements is less than zero at the time of redemption, the Fund will waive the 2% redemption fee. See the `Calculating the Fund's Share Price' section for more information.

The following replaces the `Management of the Fund - Investment Adviser' section:

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Fund's investment adviser. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment adviser, DeAM, Inc. receives a fee of 0.35% of the Fund's average daily net assets. This is the same fee that Bankers Trust, the previous investment adviser to the Fund, received for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of December 31, 2000 had total assets of approximately $16 billion under management.


                                                        A Member of the
                                                        Deutsche Bank Group [/]

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


              Please Retain This Supplement for Future Reference


BT Pyramid Mutual Funds
SUPPPLUS (4/01)
CUSIPs: 055847834      055847818      055847826

                                                      Deutsche Asset Management


BT Investment Funds
Mid Cap Fund, Lifecycle Long Range Fund, Lifecycle Mid Range Fund, Lifecycle Short Range Fund, Small Cap Fund and PreservationPlus Income Fund

BT Pyramid Mutual Funds
Asset Management Fund and PreservationPlus Fund

Supplement dated April 30, 2001 (Replacing Supplement dated January 24, 2001, as applicable) to each Fund's current Statement of Additional Information

The statement of additional information is supplemented to reflect a change in the Portfolio's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the statement of additional information to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. The change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Portfolio or the fees payable under the investment advisory agreement.

The following replaces the `Management of the Trust and Portfolio Trust -- Officers of the Trust and Portfolio Trust' section in each Fund's Statement of Additional Information:

                   Trustees of the Trust and Portfolio Trust

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; formerly Vice President, International Business Machines (`IBM') and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Trustee, Phoenix Zweig Series Trust/2/; Trustee, Phoenix Euclid Market Neutral Fund2; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (USA) International; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.


                                                        A Member of the
                                                        Deutsche Bank Group [/]



------------------------
/1/ The `Fund Complex' consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.
/2/ An investment company registered under the Investment Company Act of 1940, as amended.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF/2/; Director, S.G. Cowen Mutual Funds/2/; Director, Japan Equity Fund, Inc./2/; Director, Thai Capital Fund, Inc./2/; Director, Singapore Fund, Inc./2/ His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee/President of the Trust; Trustee/President of each of the other investment companies advised by DeAM, Inc. or its affiliates; Managing Director, Deutsche Asset Management; Managing Director, Deutsche Banc Alex. Brown Inc.; Director and President, Investment Company Capital Corp. His address is One South Street, Baltimore, Maryland 21202.

* `Interested Person' within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 to present); Member, Investment Committee, Unilever US Pension and Thrift Plans (1989 to present)/3/; Retired; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987).
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


------------------------
/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

                 Officers of the Trust and the Portfolio Trust

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary/Vice President of the Trustee; Secretary/Vice President of each of the other investment companies advised by DeAM, Inc. or it affiliates; Director, Deutsche Asset Management; Director, Deutsche Banc Alex.Brown Inc.; Associate General Counsel, Office of the General Counsel, United States Securities and Exchange Commission (1993 to
1998).  His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust, Director and Department Head, Deutsche Asset Management since 1998; Senior Manager, Pricewaterhousecoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, Inc. or an affiliate serves as the principal underwriter.

The following supplements the `Investment Adviser' section:

                              Investment Adviser

On April 30, 2001, the Portfolio's investment adviser changed from DeAM, Inc. to Bankers Trust. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.


              Please Retain This Supplement for Future Reference


[Product Code] (4/01)

CUSIPs:
055922637          055922819          055922843         055922835
055922827          055927269          055922660         055847404
055847818          055847826          055847834


                                       3